Trade and other payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade and other payables

Note 23 Trade and other payables

Trade and other payables are detailed as follows:

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers	377,576,378	-	423,583,701	45,275
Trade an other current payables	377,576,378	-	423,583,701	45,275
Withholdings payable	83,050,833	-	91,303,484	-
Trade accounts payable withholdings	83,050,833	-	91,303,484	-
Total	460,627,211	-	514,887,185	45,275